INCOME TAX (Details 2)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Income tax benefits calculated at statutory rates	¥ (5,679,505)	$ (857,957)	¥ (580,551)	¥ (6,230,384)
Nondeductible expenses and others	(65,427)	(9,884)	93,709	1,774,956
Benefit of favorable rate for high-technology companies	2,009,486	303,557	232,221	2,492,154
Benefit of revenue exempted from enterprise income tax	(55,748)	(8,421)	(19,919)	(43,363)
Change in valuation allowances	3,869,157	584,482	602,583	3,748,735
Tax refund	(61,733)	(9,325)	(20,143)	(1,196,253)
Provision for income tax	¥ 16,230	$ 2,452	¥ 307,900	¥ 545,845